TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Financing Leaseback) (Details) - Kibbutz Sdot-Yam [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
2017	$ 563
2018	597
2019	634
2020	672
2021	713
2022 and thereafter	6,081
Total long-term loans	$ 9,260